RELATED PARTIES - Balances recognized in assets and liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTIES
Balances receivable (payable)	R$ 55,994	R$ 21,283
Trade accounts receivable
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Balances receivable (payable)	47,685	23,760
Other accounts receivable
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Balances receivable (payable)	11,163
Trade accounts payable
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Balances receivable (payable)	(2,849)	(2,477)
Other accounts payable
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Balances receivable (payable)	(5)
Transactions with controlling shareholders
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Balances receivable (payable)	3	3
Suzano Holding S.A.
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Balances receivable (payable)	3	3
Transactions with companies of the Suzano Group and other related parties
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Balances receivable (payable)	55,991	21,280
Management | Reimbursement for expenses
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Balances receivable (payable)	(5)	(1)
Bexma Participacoes Ltda. | Reimbursement for expenses
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Balances receivable (payable)	1	1
Bizma Investimentos Ltda. | Reimbursement for expenses
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Balances receivable (payable)	1	1
Ensyn Technologies | Reimbursement for expenses
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Balances receivable (payable)	2,829
Ibema Companhia Brasileira de Papel | Sale of pulp
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Balances receivable (payable)	47,685	23,755
Ibema Companhia Brasileira de Papel | Sale of other products
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Balances receivable (payable)	695
Ibema Companhia Brasileira de Papel | Purchase of products
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Balances receivable (payable)	(2,834)	(2,467)
Ibema Companhia Brasileira de Papel | Dividends receivable
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Balances receivable (payable)	6,415
Ibema Companhia Brasileira de Papel | Interest on shareholders' equity
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Balances receivable (payable)	1,218
Instituto Ecofuturo - Futuro Para o Desenvolvimento Sustentavel | Social services
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Balances receivable (payable)	1	R$ (9)
Nemonorte Imoveis e Participacoes Ltda. | Real estate advisory
RELATED PARTIES
Balances receivable (payable)	R$ (15)